Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash flow from operating activities:
Net loss	$ (55,660)	$ (228,295)	$ (200,824)
Adjustments:
Depreciation and amortization	6,544	7,283	7,383
Impairment losses		40,523	140,290
Financing income net	(46,281)	(1,769)	(6,873)
Revaluation of financial liabilities accounted at fair value	461	(4,516)	(10,608)
Revaluation of financial assets accounted at fair value	(23,462)	62,791
Loss from disposal of property plant and equipment and right-of-use assets	326	948	567
Increase in deferred tax	(11)	(581)	(5,013)
Share-based payments	20,101	32,563	29,782
Other	164	166	(70)
Profit loss	(42,158)	137,408	155,458
Changes in assets and liabilities:
(Increase) decrease in inventory	(340)	(4,603)	2,382
Increase in other receivables	(5,775)	(1,978)	(429)
Increase in trade receivables	(5,603)	(1,992)	(449)
Increase in other payables	4,856	5,281	1,139
Increase (decrease) in employee benefits	(1,478)	1,497
Increase in trade payables	1,089	628	74
Changes in assets and liabilities	(7,251)	(1,167)	2,717
Net cash used in operating activities	(105,069)	(92,054)	(42,649)
Cash flow from investing activities:
Change in bank deposits	(189,060)	141,555	(416,019)
Interest received	41,529	17,465	3,706
Change in restricted bank deposits	(27)	(327)	(32)
Acquisition of property plant and equipment	(9,098)	(9,388)	(9,761)
Acquisition of intangible asset	(1,524)
Acquisition of subsidiaries, net of cash acquired		(31,057)	(74,574)
Payment of a liability for contingent consideration in a business combination	(9,255)	(10,708)
Acquisition of financial assets in fair value through profit and loss		(177,775)
Decrease in deposit in escrow		3,362
Other	835	(800)
Net cash used in investing activities	(166,600)	(67,673)	(496,680)
Cash flow from financing activities:
Proceeds from issuance of ordinary shares, warrants and convertible notes, net			805,497
Exercise of warrants and options			212
Lease payments	(4,823)	(4,151)	(1,494)
Repayment long-term bank debt	(536)	(406)	(814)
Proceeds from non-controlling interests	1,089	510	944
Amounts recognized in respect of government grants liability	(298)	(221)	(96)
Payments of share price protection recognized in business combination	(4,459)	(1,005)
Repurchase of treasury shares	(96,387)
Net cash from (used in) financing activities	(105,414)	(5,273)	804,249
Increase (decrease) in cash and cash equivalents	(377,083)	(165,000)	264,920
Cash and cash equivalents at beginning of the year	685,362	853,626	585,338
Effect of exchange rate fluctuations on cash	1,292	(3,264)	3,368
Cash and cash equivalents at end of the year	309,571	685,362	853,626
Non-cash transactions:
Intangible asset acquired on credit	711
Property plant and equipment acquired on credit	214	52	249
Recognition of a right-of-use asset	929	15,196	1,919
Conversion of convertible notes and warrants to equity			$ 2,830